UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE MULTIPLE
DISCIPLINE PORTFOLIO – ALL CAP GROWTH AND VALUE
FORM N-Q
SEPTEMBER 30, 2007

Legg Mason Partners Variable Multiple Discipline Portfolio - All Cap Growth and Value

Schedule of Investments (unaudited)	September 30, 2007

Shares	Security	Value

COMMON STOCKS — 98.1%
CONSUMER DISCRETIONARY — 15.0%
Internet & Catalog Retail — 2.2%
29,000	Amazon.com Inc. *	$2,701,350
54,945	Expedia Inc. *	1,751,647
40,945	IAC/InterActiveCorp. *	1,214,838

	Total Internet & Catalog Retail	5,667,835

Media — 9.6%
71,340	Cablevision Systems Corp., New York Group, Class A Shares *	2,492,620
109,190	Comcast Corp., Special Class A Shares *	2,616,192
32,377	Discovery Holding Co., Class A Shares *	934,076
169,000	Interpublic Group of Cos. Inc. *	1,754,220
	Liberty Global Inc.:
14,193	Series A Shares *	582,197
6,390	Series C Shares *	247,037
	Liberty Media Holding Corp.:
9,188	Capital Group, Series A Shares *	1,146,938
110,944	Interactive Group, Series A Shares *	2,131,234
135,590	News Corp., Class B Shares	3,171,450
254,535	Time Warner Inc.	4,673,263
145,230	Walt Disney Co.	4,994,460

	Total Media	24,743,687

Specialty Retail — 3.2%
38,500	Bed Bath & Beyond Inc. *	1,313,620
76,160	Charming Shoppes Inc. *	639,744
85,000	Gap Inc.	1,567,400
131,234	Home Depot Inc.	4,257,231
19,000	Williams-Sonoma Inc.	619,780

	Total Specialty Retail	8,397,775

	TOTAL CONSUMER DISCRETIONARY	38,809,297

CONSUMER STAPLES — 7.2%
Beverages — 2.2%
54,963	Coca-Cola Co.	3,158,724
33,013	PepsiCo Inc.	2,418,532

	Total Beverages	5,577,256

Food & Staples Retailing — 1.0%
57,000	Wal-Mart Stores Inc.	2,488,050

Food Products — 2.4%
40,000	Kraft Foods Inc., Class A Shares	1,380,400
79,260	Unilever PLC, ADR	2,510,164
36,675	Wm. Wrigley Jr. Co.	2,355,635

	Total Food Products	6,246,199

Household Products — 1.6%
25,000	Kimberly-Clark Corp.	1,756,500
35,341	Procter & Gamble Co.	2,485,886

	Total Household Products	4,242,386

	TOTAL CONSUMER STAPLES	18,553,891

ENERGY — 8.8%
Energy Equipment & Services — 3.5%
19,000	Baker Hughes Inc.	1,717,030
30,000	BJ Services Co.	796,500
31,640	GlobalSantaFe Corp.	2,405,273
19,046	Grant Prideco Inc. *	1,038,388
46,350	Weatherford International Ltd. *	3,113,793

	Total Energy Equipment & Services	9,070,984

Oil, Gas & Consumable Fuels — 5.3%
89,520	Anadarko Petroleum Corp.	4,811,700
See Notes to Schedule of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio - All Cap Growth and Value

Schedule of Investments (unaudited) (continued)	September 30, 2007

Shares	Security	Value

Oil, Gas & Consumable Fuels — 5.3% (continued)
5,800	Chevron Corp.	$542,764
62,380	Exxon Mobil Corp.	5,773,893
72,300	Williams Cos. Inc.	2,462,538

	Total Oil, Gas & Consumable Fuels	13,590,895

	TOTAL ENERGY	22,661,879

FINANCIALS — 11.8%
Capital Markets — 4.1%
8,000	Franklin Resources Inc.	1,020,000
40,004	Lehman Brothers Holdings Inc.	2,469,447
67,804	Merrill Lynch & Co. Inc.	4,833,069
34,530	State Street Corp.	2,353,565

	Total Capital Markets	10,676,081

Consumer Finance — 1.0%
43,145	American Express Co.	2,561,519

Diversified Financial Services — 2.3%
56,829	Bank of America Corp.	2,856,794
66,832	JPMorgan Chase & Co.	3,062,242

	Total Diversified Financial Services	5,919,036

Insurance — 3.5%
53,985	American International Group Inc.	3,652,085
681	Berkshire Hathaway Inc., Class B Shares *	2,691,312
50,770	Chubb Corp.	2,723,303

	Total Insurance	9,066,700

Thrifts & Mortgage Finance — 0.9%
70,000	PMI Group Inc.	2,289,000

	TOTAL FINANCIALS	30,512,336

HEALTH CARE — 17.8%
Biotechnology — 7.0%
2,746	Alkermes Inc. *	50,526
63,945	Amgen Inc. *	3,617,369
81,655	Biogen Idec Inc. *	5,416,176
28,752	Genentech Inc. *	2,243,231
44,050	Genzyme Corp. *	2,729,338
65,000	ImClone Systems Inc. *	2,687,100
145,120	Millennium Pharmaceuticals Inc. *	1,472,968

	Total Biotechnology	18,216,708

Health Care Equipment & Supplies — 0.5%
29,655	Covidien Ltd. *	1,230,683

Health Care Providers & Services — 1.3%
70,260	UnitedHealth Group Inc.	3,402,692

Pharmaceuticals — 9.0%
47,290	Abbott Laboratories	2,535,690
26,000	Eli Lilly & Co.	1,480,180
52,080	Forest Laboratories Inc. *	1,942,063
38,130	GlaxoSmithKline PLC, ADR	2,028,516
90,624	Johnson & Johnson	5,953,997
25,000	Novartis AG, ADR	1,374,000
220,516	Pfizer Inc.	5,387,206
56,610	Wyeth	2,521,975

	Total Pharmaceuticals	23,223,627

	TOTAL HEALTH CARE	46,073,710

INDUSTRIALS — 9.7%
Aerospace & Defense — 3.4%
13,000	Boeing Co.	1,364,870
See Notes to Schedule of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio - All Cap Growth and Value

Schedule of Investments (unaudited) (continued)	September 30, 2007

Shares	Security	Value

Aerospace & Defense — 3.4% (continued)
44,960	Honeywell International Inc.	$2,673,771
21,186	L-3 Communications Holdings Inc.	2,163,938
40,590	Raytheon Co.	2,590,454

	Total Aerospace & Defense	8,793,033

Building Products — 0.2%
10,700	Simpson Manufacturing Co. Inc.	340,795

Electrical Equipment — 1.1%
54,570	Emerson Electric Co.	2,904,215

Industrial Conglomerates — 3.0%
151,200	General Electric Co.	6,259,680
34,655	Tyco International Ltd.	1,536,603

	Total Industrial Conglomerates	7,796,283

Machinery — 2.0%
35,882	Caterpillar Inc.	2,814,225
15,000	Dover Corp.	764,250
41,200	Pall Corp.	1,602,680

	Total Machinery	5,181,155

	TOTAL INDUSTRIALS	25,015,481

INFORMATION TECHNOLOGY — 22.3%
Communications Equipment — 3.6%
200,975	Cisco Systems Inc. *	6,654,282
142,220	Motorola Inc.	2,635,337

	Total Communications Equipment	9,289,619

Computers & Peripherals — 3.0%
85,780	Dell Inc. *	2,367,528
15,435	International Business Machines Corp.	1,818,243
28,300	SanDisk Corp. *	1,559,330
80,061	Seagate Technology	2,047,960

	Total Computers & Peripherals	7,793,061

Electronic Equipment & Instruments — 1.2%
50,790	Agilent Technologies Inc. *	1,873,135
29,655	Tyco Electronics Ltd.	1,050,677

	Total Electronic Equipment & Instruments	2,923,812

Internet Software & Services — 2.3%
59,000	eBay Inc. *	2,302,180
20,000	VeriSign Inc. *	674,800
110,500	Yahoo! Inc. *	2,965,820

	Total Internet Software & Services	5,942,800

Semiconductors & Semiconductor Equipment — 7.7%
117,000	Applied Materials Inc.	2,421,900
30,000	Broadcom Corp., Class A Shares *	1,093,200
829	Cabot Microelectronics Corp. *	35,440
46,136	Cree Inc. *	1,434,830
125,990	Intel Corp.	3,258,101
163,662	Micron Technology Inc. *	1,816,648
32,900	Novellus Systems Inc. *	896,854
179,078	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,812,269
175,210	Texas Instruments Inc.	6,410,934
31,218	Verigy Ltd. *	771,397

	Total Semiconductors & Semiconductor Equipment	19,951,573

Software — 4.5%
42,900	Advent Software Inc. *	2,015,013
35,820	Autodesk Inc. *	1,789,925
41,000	Electronic Arts Inc. *	2,295,590
See Notes to Schedule of Investments.

Legg Mason Partners Variable Multiple Discipline Portfolio - All Cap Growth and Value

Schedule of Investments (unaudited) (continued)	September 30, 2007

Shares	Security	Value

Software — 4.5% (continued)
185,130	Microsoft Corp.	$5,453,930

	Total Software	11,554,458

	TOTAL INFORMATION TECHNOLOGY	57,455,323

MATERIALS — 3.8%
Chemicals — 1.2%
29,600	Dow Chemical Co.	1,274,576
39,000	E.I. du Pont de Nemours & Co.	1,932,840

	Total Chemicals	3,207,416

Metals & Mining — 1.4%
88,945	Alcoa Inc.	3,479,528

Paper & Forest Products — 1.2%
41,975	Weyerhaeuser Co.	3,034,793

	TOTAL MATERIALS	9,721,737

TELECOMMUNICATION SERVICES — 1.7%
Diversified Telecommunication Services — 0.7%
44,440	Verizon Communications Inc.	1,967,803

Wireless Telecommunication Services — 1.0%
69,377	Vodafone Group PLC, ADR	2,518,385

	TOTAL TELECOMMUNICATION SERVICES	4,486,188

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $195,594,044)	253,289,842

Face
Amount

SHORT-TERM INVESTMENT — 2.0%
Repurchase Agreement — 2.0%
$5,265,000	State Street Bank & Trust Co. dated 9/28/07, 3.520% due 10/1/07;
	Proceeds due at maturity - $5,266,544; (Fully collateralized by
	U.S. Treasury Bonds, 6.000% to 8.125% due 8/15/21 to 2/15/26;
	Market value - $5,372,200)
	(Cost - $5,265,000)	5,265,000

	TOTAL INVESTMENTS — 100.1% (Cost — $200,859,044#)	258,554,842
	Liabilities in Excess of Other Assets — (0.1)%	(203,545)

	TOTAL NET ASSETS — 100.0%	$258,351,297

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Multiple Discipline Portfolio — All Cap Growth and Value (the “Fund”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), as an open-end management investment company. Prior to April 30, 2007, the Fund was a separate diversified investment fund of Legg Mason Partners Variable Portfolios IV, a Massachusetts business trust registered under the 1940 Act.
Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies or through eligible pension or other qualified plans.
Effective November 12, 2007, the Fund changed its name to Legg Mason Partners Variable Capital Portfolio. The Fund also changed its investment objective, investment strategies and portfolio managers to substantially replicate the retail fund, Legg Mason Partners Capital Fund.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$61,997,630
Gross unrealized depreciation	(4,301,832)

Net unrealized appreciation	$57,695,798

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: November 28, 2007